T. ROWE PRICE Tax-Free Income Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.7%
ALABAMA 1.7%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,366
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,076
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,537
Black Belt Energy Gas Dist., Series A-1, VRDN, 4.00%, 10/1/49
(Tender 10/1/26)  3,825 3,793
Black Belt Energy Gas Dist., Series B, VRDN, 4.00%, 10/1/52
(Tender 12/1/26)  5,750 5,692
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,062
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,000 7,340
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1) 3,280 2,975
37,841
ALASKA 0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 4,018
4,018
ARIZONA 1.3%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.597%, 1/1/37  1,500 1,375
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/59  1,070 1,011
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/47  17,325 18,880
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  6,000 6,654
27,920
CALIFORNIA 8.2%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (2) 5,750 5,983
California, GO, 5.00%, 8/1/32  10,000 10,093
California, GO, 5.00%, 4/1/35  1,700 1,861
California, GO, 5.00%, 4/1/42  1,100 1,227
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 4.00%, 10/1/52 (Tender 12/1/27)  10,895 10,821
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  3,175 3,294
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,925

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,050 3,318
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  6,100 6,382
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/35  300 304
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/36  275 276
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/37  300 298
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/38  275 268
California County Tobacco Securitization Agency, Series A, 4.00%,
6/1/39  300 291
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30  1,750 1,822
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,389
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,107
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  7,250 8,211
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  870 856
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,610
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.00%, 12/1/50 (Tender 6/1/26)  775 755
California Municipal Fin. Auth., Series A, COP, 5.25%, 11/1/52 (2) 940 1,029
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,357
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 415 394
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,661
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 2,932
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,517
California School Fin. Auth., New Designs Charter School, 5.00%,
6/1/30 (1) 1,290 1,301
California State Univ., Series C, 4.00%, 11/1/45  5,065 5,107
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 1,300 1,310
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 2,275 2,206
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,027
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,060 4,182
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (1) 2,020 1,441
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,282

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,247
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  4,600 4,615
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (4) 3,825 3,755
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (4) 4,000 4,421
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  3,215 3,263
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,010
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,519
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/38  1,575 1,616
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,775 2,830
Los Angeles Dept. of Airports, Series B, 4.00%, 5/15/48  3,300 3,275
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  5,000 5,449
Regents of the Univ. of California, Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  6,250 5,221
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 3,009
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,404
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/38  1,020 1,036
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/46  3,150 3,070
San Diego County Regional Airport Auth., Series A, 4.00%, 7/1/51  5,700 5,442
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,659
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  10,600 11,140
San Francisco City & County Int'l. Airports, Series F, 5.00%, 5/1/50  5,000 5,244
Univ. of California Regents, Series I, 5.00%, 5/15/28  3,500 3,602
181,664
COLORADO 3.0%
Colorado, COP, 6.00%, 12/15/39  1,255 1,499
Colorado, COP, 6.00%, 12/15/40  4,850 5,776
Colorado, COP, 6.00%, 12/15/41  6,800 8,065
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 690
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,867
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 6,814
Denver City & County, Series A, 4.00%, 8/1/38  1,250 1,261
Denver City & County, Series A, 4.00%, 8/1/39  1,500 1,506
Denver City & County, Series A, 4.00%, 8/1/40  2,000 2,001
Denver City & County, Series A, 4.00%, 8/1/41  1,500 1,491
Denver City & County, Series A, 4.00%, 8/1/42  2,085 2,057
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 10,837

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,562
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,022
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,591
67,039
CONNECTICUT 0.7%
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 5,000 4,181
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,522
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/33  6,535 7,026
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK) (5)(6)(7) 2,878 640
15,369
DELAWARE 0.6%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 5,840
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  2,865 2,812
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 3,383
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,001
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 557
13,593
DISTRICT OF COLUMBIA 3.1%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 467
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  500 428
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,545 3,630
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,235
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/35  350 358
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/36  500 508
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/37  1,255 1,266
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/38  740 740
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/39  1,500 1,480
Washington Convention & Sports Auth., Series A, 4.00%, 10/1/40  1,500 1,477
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,429
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/38  3,000 3,058
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  1,500 1,512
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  12,500 12,185
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  2,500 2,733

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,500 5,981
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,821
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,500 12,882
68,190
FLORIDA 6.8%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44  4,500 3,046
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  500 516
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/32  750 773
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,785
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34  3,700 3,810
Collier County, Series A, 4.00%, 10/1/40  3,740 3,779
Collier County, Series A, 4.00%, 10/1/41  5,170 5,204
Collier County, Series A, 4.00%, 10/1/43  2,590 2,593
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,000 1,957
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (1) 5,075 4,452
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,087
Lee Memorial Health System, Series A-1, 5.00%, 4/1/44  3,350 3,430
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (8) 3,750 3,803
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40  18,700 18,844
Miami-Dade County Seaport Dept., Series A-2, 4.00%, 10/1/49 (2) 15,000 14,002
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  2,250 2,207
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,185 10,383
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/39  1,125 1,209
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/53  1,700 1,753
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 3,998
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  11,000 9,878
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,205
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 11,347
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 6,111
Tampa, Series A, Zero Coupon, 9/1/34  900 551
Tampa, Series A, Zero Coupon, 9/1/35  750 433

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Tampa, Series A, Zero Coupon, 9/1/38  1,000 468
Tampa, Series A, Zero Coupon, 9/1/39  850 372
Tampa, Series A, Zero Coupon, 9/1/40  1,000 411
Tampa, Univ. of Tampa, Series A, 4.00%, 4/1/50  3,000 2,705
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 12,253
151,365
GEORGIA 6.5%
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/32
(Prerefunded 1/1/24) (8) 2,500 2,503
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33
(Prerefunded 1/1/24) (8) 1,600 1,602
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/34
(Prerefunded 1/1/24) (8) 3,000 3,003
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 11,052
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (6)(7) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (6)(7) 5,095 2,293
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
3.00%, 7/1/46  1,675 1,230
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  5,485 5,236
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 5,180
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 16,279
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,340
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,242
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  5,000 4,577
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,392
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,351
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/35  2,310 2,406
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  3,245 3,402
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  2,500 2,419
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,635 8,819
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 3,340 2,770
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,485
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  4,000 4,000

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 3,880
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,152
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,593
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  3,100 3,084
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  1,800 1,880
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/25  6,000 6,125
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,546
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  2,650 2,650
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,879
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  7,720 7,574
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56 (2) 3,315 3,345
Private Colleges & Universities Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  3,500 3,387
144,036
IDAHO 0.1%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%, 3/1/34  2,100 2,105
2,105
ILLINOIS 6.4%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,892
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/23 (2) 2,000 2,000
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/35
(Prerefunded 2/6/24) (8) 7,960 7,980
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/36
(Prerefunded 2/6/24) (8) 3,070 3,078
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  22,590 22,592
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,099
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 10,967
Chicago, Wastewater, Series C, 5.00%, 1/1/31  1,100 1,112
Chicago, Wastewater, Series C, 5.00%, 1/1/32  2,500 2,527
Chicago, Waterworks, Series A-1, 5.00%, 11/1/28  1,225 1,275
Illinois, GO, 5.50%, 5/1/25  1,505 1,544
Illinois, GO, 5.50%, 5/1/26  1,350 1,411
Illinois, Series A, GO, 5.00%, 3/1/24  445 446
Illinois, Series A, GO, 5.00%, 10/1/25  950 974
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,592
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,661
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,467

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Illinois, Series B, GO, 5.00%, 3/1/24  425 426
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,415
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,117
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,848
Illinois, Series B, GO, 5.50%, 5/1/47  1,985 2,135
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,760
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,027
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 536
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 773
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,095
Illinois Housing Dev. Auth., Series H, 5.75%, 10/1/53  4,740 5,047
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,585
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/42  1,150 1,104
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,155 1,037
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,886
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 801
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/37 (9) 11,870 6,625
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
Zero Coupon, 12/15/41  10,000 4,289
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28 (Prerefunded
6/1/26) (8) 1,310 1,373
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,242
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (9) 15,000 18,029
141,767
INDIANA 0.4%
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,125
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  1,375 1,380
Indiana Fin. Auth., Parkview Health System, Series B, VRDN,
3.40%, 11/1/39 (Tender 12/13/23)  1,500 1,500
8,005
IOWA 0.0%
Iowa Fin. Auth., Unitypoint Health, Series E, VRDN, 3.15%,
2/15/41  100 100
100
KANSAS 0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond, Series A,
6.50%, 11/15/42 (1) 4,025 4,088
4,088

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
KENTUCKY 1.4%
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45 (2) 1,000 1,032
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,375
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,380
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/32  2,000 1,792
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,290 1,300
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 840
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,525 3,514
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,705
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,189
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,645
30,772
LOUISIANA 1.8%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,732
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,175 1,175
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 773
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,839
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,375
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (8) 4,835 4,976
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 4,527
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  4,600 4,573
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  875 860
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,424
Saint John the Baptist Parish, Marathon Oil, Series B-1, VRDN,
2.125%, 6/1/37 (Tender 7/1/24)  1,000 983

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,092
40,329
MARYLAND 5.7%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,530
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 905
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,449
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 590
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 387
Maryland CDA, 5.05%, 3/1/47  5,000 5,155
Maryland CDA, Series C, 5.75%, 9/1/54  2,000 2,130
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,716
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  650 523
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,576
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  2,655 2,740
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  11,135 11,243
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 6,991
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  6,810 6,153
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  8,980 9,081
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,049
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,391
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/39  4,310 4,311
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/52  3,000 2,762
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  10,020 10,956
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 3,979
Maryland State Transportation Auth., 4.00%, 7/1/50  2,000 1,924
Montgomery County, Series E, GO, VRDN, 3.20%, 11/1/37  3,325 3,325
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,588
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,000 2,088
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,687
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,265
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 8,696
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 2,646
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 469
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 802

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,245
Washington Suburban Sanitary Commission, 2.25%, 6/1/41  8,000 5,785
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (8) 3,000 3,029
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24) (8) 3,000 3,035
127,201
MASSACHUSETTS 1.2%
Massachusetts Bay Transportation Auth., 5.00%, 7/1/41  7,130 7,585
Massachusetts Bay Transportation Auth., 5.00%, 7/1/42  2,865 3,039
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,149
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,500 1,562
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 12,311
27,646
MICHIGAN 3.0%
Detroit, GO, 5.00%, 4/1/28  850 888
Detroit, GO, 5.00%, 4/1/29  150 156
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (2) 1,800 1,804
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (2) 1,500 1,502
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 954
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/41  1,100 989
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 1,862
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 9,048
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,594
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6, 5.00%,
7/1/33  2,000 2,009
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  5,300 4,679
Michigan Fin. Auth., Henry Ford Health System, Series A, 5.00%,
11/15/48  5,150 5,237
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,675
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 2,898
Michigan Fin. Auth., Trinity Health, 4.00%, 12/1/40 (Prerefunded
12/1/29) (8) 445 475
Michigan Fin. Auth., Trinity Health, Unrefunded Balance, 4.00%,
12/1/40  6,555 6,448
Michigan Fin. Auth., University of Detroit Mercy, 5.375%, 11/1/43  3,530 3,560
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,716

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Michigan State Building Auth., Fac. Program, 5.00%, 4/15/36  3,000 3,257
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,835
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 578
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 523
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,343
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,110
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,895
67,035
MISSOURI 2.3%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,487
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,013
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 2,719
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  3,000 3,043
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,548
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,782
Missouri HEFA, Washington Univ., Series B, VRDN, 3.20%, 3/1/40  300 300
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34  10,985 11,108
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,305
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 918
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,312
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 909
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  110 95
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 709
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 579
49,827
NEVADA 1.5%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38 (2) 1,275 1,285
Clark County School Dist., Series A, GO, 4.00%, 6/15/40 (2) 1,425 1,430
Clark County School Dist., Series A, GO, 5.00%, 6/15/35 (2) 500 553
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 9,340
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 12,988
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  140 146
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 6,858
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 4,500 557
33,157
NEW HAMPSHIRE 0.8%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  5,559 5,350
National Fin. Auth., Series 2023-2, Class A, 3.875%, 1/20/38  2,702 2,514
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,727

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Univ. of Nevada Reno Project,
Series A, 5.25%, 6/1/51 (4) 5,000 5,399
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(6)(7) 835 50
17,040
NEW JERSEY 5.9%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 13,900 14,864
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (1) 530 507
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (1) 500 477
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (1) 2,210 1,962
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 979
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,279
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,250 1,183
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  8,470 6,085
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,629
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,370 1,473
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,000 1,033
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/35  1,250 1,285
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  1,050 1,058
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,000 977
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/45  10,000 9,473
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  2,175 2,418
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,220
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,416
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  5,325 5,712
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 14,233
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  2,565 2,569
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  5,750 5,575
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34  5,300 5,330

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,362
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  10,000 10,091
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  6,840 7,038
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  2,500 2,621
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 348
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,369
129,566
NEW MEXICO 0.1%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,250 2,210
2,210
NEW YORK 7.5%
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 9,711
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/30  4,850 4,861
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,930
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47 (Prerefunded 1/3/28) (8) 14,240 15,461
Long Island Power Auth., Electric, Series 2017, 5.00%, 9/1/42  3,000 3,103
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 15,000 15,911
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 4.114%, 11/1/32 (Tender 4/1/24) (2) 10,675 10,674
Metropolitan Transportation Auth., Series D-2, FRN, 67% of SOFR
+ 0.55%, 4.114%, 11/1/32 (Tender 4/1/24) (2) 3,325 3,325
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,564
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,402
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,817
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,022
New York City, Series J, GO, 5.00%, 8/1/32  7,500 7,534
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,468
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,850 3,125
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  3,500 3,501
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/43  2,980 3,415
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/44  3,460 3,952
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series C, 4.00%, 5/1/44  2,295 2,265
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,975 4,140

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured Revenue,
4.00%, 11/1/36  500 514
New York State Housing Fin. Agency, Series L-2, 0.75%, 11/1/25  5,530 5,112
New York State Housing Fin. Agency, Series M-2, 0.75%, 11/1/25  2,500 2,311
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,250
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  4,000 2,954
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,254
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 22,078
New York State Urban Dev., 4.00%, 3/15/45  8,500 8,266
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,752
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/27  600 634
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/28  1,000 1,073
Troy Capital Resource, Rensselaer Polytechnic Institute, 5.00%,
9/1/30  1,000 1,094
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,910 3,916
165,389
NORTH CAROLINA 1.9%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44  3,900 3,864
Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN, 3.25%,
1/15/38  600 600
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,945 2,000
North Carolina Turnpike Auth., 5.00%, 1/1/27 (2) 920 969
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,050
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 15,177
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,700
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,127
North Carolina Turnpike Auth., Triangle Expressway, 4.00%, 1/1/55  6,265 5,544
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,578
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  3,875 4,249
42,858
OHIO 3.9%
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/25  1,000 1,033
Allen County Hosp. Fac., Bon Secours Mercy Health I, 5.00%,
12/1/28  1,800 1,961
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/37  3,155 3,172
American Municipal Power, Fremont Energy Center Project,
4.00%, 2/15/38  1,000 991
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 1,963

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,441
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  19,880 17,539
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,852
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,358
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,604
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/39  1,665 1,662
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,415
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,244
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 9,046
Hamilton County, Cincinnati Children's Hosp., Series CC, 5.00%,
11/15/49  14,830 16,117
Ohio, Series A, 4.00%, 1/15/50  3,000 2,680
Ohio, Series A, 5.00%, 1/15/50  4,570 4,689
85,767
OKLAHOMA 1.0%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,438
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,425 3,460
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 15,901
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,865
22,664
PENNSYLVANIA 3.0%
Bucks County Water & Sewer Auth., Series A, 5.25%, 12/1/47 (2) 2,175 2,364
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/46  1,940 1,893
Chester County IDA, Longwood Gardens Project, 4.00%, 12/1/51  2,750 2,620
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,685
Montgomery County IDA, Series A, VRDN, 4.10%, 4/1/53 (Tender
4/3/28)  3,275 3,280
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  13,650 14,020
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  7,000 6,189
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,081
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 1,858
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 8,653
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 9,658
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 3.30%, 6/1/35  1,400 1,400

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (2) 8,500 8,875
66,576
PUERTO RICO 3.0%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 5,557 2,890
Puerto Rico Commonwealth, GO, VR, 11/1/51 (10) 2,325 1,218
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,293
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,056
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 3,330 3,363
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,070
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  235 229
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,127
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,439 1,343
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  1,294 1,183
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,756 2,462
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,510 1,302
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  3,633 3,696
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,658
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,651
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,518 1,632
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(11) 60 15
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (6)
(11) 100 25
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (6)
(11) 810 203
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (6)
(11) 225 56
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)(11) 290 73
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)(11) 1,105 276
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)(11) 370 93
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)(11) 450 113
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)(11) 2,640 660

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (6)(11) 380 95
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(11) 990 248
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(11) 280 70
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(11) 240 60
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)(11) 100 25
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)(11) 275 69
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)(11) 215 54
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)(11) 70 17
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)(11) 120 30
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)(11) 95 24
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)(11) 890 222
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)(11) 200 50
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)(11) 100 25
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,511
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  12,190 11,506
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,242
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,580
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  3,500 2,521
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,602 4,319
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 5,877
66,232
RHODE ISLAND 0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 4,915 1,966
1,966
SOUTH CAROLINA 0.9%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (6) 6,074 3,501
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (6) 11,920 3,342
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (6) 14,935 1,871
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (6) 1,496 566
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (6) 10,109 648
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (6) 1,619 54
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,204
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,083

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,168
19,437
TENNESSEE 1.7%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,804
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,131
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 2,725
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,349
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  2,800 2,607
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/54  2,000 1,832
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 2,611
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/49  3,000 3,103
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52  3,550 3,775
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 8,155
38,092
TEXAS 5.7%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,989
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,648
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,424
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,027
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 598
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 999
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 521
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 317
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 847
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 816
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 3,054
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,104
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/43  3,500 3,761
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 2,943
Harris County, Series A, GO, 5.00%, 9/15/48  1,500 1,627
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,063
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,837
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,322
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,401

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 3,911
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,343
Lower Colorado River Auth., Series A, 5.50%, 5/15/47  2,500 2,731
Lower Colorado River Auth., LCRA Transmission Services, 5.00%,
5/15/35  1,150 1,253
Lower Neches Valley Auth. IDC, Exxon Mobil Project, VRDN,
3.25%, 11/1/51  500 500
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (8) 300 306
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (8) 3,310 3,377
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 688
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 814
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 1,727
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,233
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,866
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,958
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (4) 6,700 4,866
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  1,800 1,862
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,013
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,856
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,693
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,607
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,151
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
High School, Series A, 5.00%, 11/15/45 (6)(12) 3,049 —
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,329
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,177
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  3,445 3,559
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  1,000 1,023
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,573

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  5,260 5,286
127,000
UTAH 0.8%
Intermountain Power Agency, Series A, 5.00%, 7/1/38  7,000 7,776
Intermountain Power Agency, Series A, 5.00%, 7/1/39  8,000 8,847
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,031
17,654
VIRGINIA 4.4%
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  3,500 3,084
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,437
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,840 5,860
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  3,395 3,399
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 6,113
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/33  8,955 9,062
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/36 (Prerefunded 4/1/26) (8) 8,500 8,716
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (8) 10,000 11,092
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,517
Roanoke Economic Dev. Auth., Series A, 5.00%, 7/1/47  10,245 11,265
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,023
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,949
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 4,948
Virginia Housing Dev. Auth., Series F, 5.40%, 11/1/63  10,000 10,264
Virginia Housing Dev. Auth., Series G, 5.375%, 11/1/64  5,000 5,154
Virginia Housing Dev. Auth., Series K, 2.55%, 12/1/46  4,090 2,860
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,300 3,577
98,320
WASHINGTON 1.6%
Energy Northwest, Columbia Generating Station, Series A, 4.00%,
7/1/42  3,500 3,514
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/32  1,880 2,131
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/33  1,500 1,695
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  2,200 2,474

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/37  3,215 3,545
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,413
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,423
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,993 8,600
35,795
WEST VIRGINIA 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 434
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 434
868
WISCONSIN 0.3%
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/29 (3) 1,475 1,639
Wisconsin PFA, Retirement Housing Foundation Obligation Group,
5.00%, 11/15/30 (3) 1,500 1,689
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37 (1) 4,000 3,644
6,972
Total Municipal Securities (Cost $2,252,987) 2,187,473
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,570 2,651
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,680) 2,651
Total Investments in Securities 98.8%
(Cost $2,256,667) $ 2,190,124
Other Assets Less Liabilities 1.2% 25,482
Net Assets 100.0% $ 2,215,606
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$57,311 and represents 2.6% of net assets.
(2) Insured by Assured Guaranty Municipal Corporation

T. ROWE PRICE Tax-Free Income Fund

.
.
.
.
.
.
.
.
.
.
(3) Escrowed to maturity
(4) Insured by Build America Mutual Assurance Company
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Non-income producing
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by National Public Finance Guarantee Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Income Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Tax-Free Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free Income Fund

Valuation Inputs   On November 30, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F45-054Q3 11/23